Note 4 - Segment and Revenue Information	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of revenue from contracts with customers [text block]
NOTE 4.	SEGMENT AND REVENUE INFORMATION

For management reporting purposes, the Group is organized into business units based on its products and services and has four
reportable segments, as follows:

●	Browser and News
●	Fintech
●	Retail
●	Other

In prior periods, the Group had
one
operating segment. The change in
2019
follows the Group’s expansion and growth into new businesses including microlending, and related changes to how financial information is reviewed by the Group’s chief operating decision maker (the “CODM”).

An operating segment captures relatively distinct business activities from which the Group earns revenue and incurs expenses. Furthermore, the segments’ operating results are regularly reviewed by the CODM to make decisions about resources to be allocated to the various business activities and to assess performance. Management has determined that the CEO, who is also the Chairman of the Board, is the Group’s CODM.

The operating and reportable segments are based on the Group’s main categories of products and services. The segment profit or loss is the Contribution by segment, which is calculated as revenue, less (i) cost of revenue, (ii) marketing and distribution expense, and (iii) credit loss expense.

The Browser and News segment includes the Group’s PC and mobile browser business as well as the Opera News platform, both as leveraged within the Group’s browsers and as made available through standalone apps. These products, which have similar characteristics and are often closely bundled, generate search and advertising revenue for the Group. The Fintech segment relates to app-based microfinance services that offer instant credit to approved borrowers. The retail segment includes sale of handsets, prepaid airtime, and data to consumers and wholesalers. The segment Other includes licensing of the Group’s proprietary technology to third
parties, including related maintenance, support and hosting services, providing professional services, and providing customized browser configurations to mobile operators.

[US$ thousands]	Year ended December 31, 2017
Segments	Browser and News	Fintech	Retail	Other	Total
Revenue
Revenue from contracts with customers	109,239	-	-	19,653	128,892
Total revenue	109,239	-	-	19,653	128,892

Cost of revenue	(1,303)	-	-	(2,666)	(3,969)
Marketing and distribution expenses	(30,971)	-	-	-	(30,971)
Credit loss expense (1)	(1,837)	-	-	-	(1,837)
Direct expenses	(34,111)	-	-	(2,666)	(36,777)
					-
Contribution by segment	75,128	-	-	16,987	92,115

[US$ thousands]	Year ended December 31, 2018
Segments	Browser and News	Fintech	Retail	Other	Total
Revenue
Revenue from contracts with customers	138,444	-	9,287	22,890	170,621
Other revenue	-	1,655	-	-	1,655
Total revenue	138,444	1,655	9,287	22,890	172,276

Cost of revenue	(3,637)	(428)	(9,096)	(6,848)	(20,009)
Marketing and distribution expenses	(31,336)	(45)	-	-	(31,381)
Credit loss expense (1)	678	(528)	-	-	150
Direct expenses	(34,295)	(1,001)	(9,096)	(6,848)	(51,240)

Contribution by segment	104,149	654	191	16,042	121,036

[US$ thousands]	Year ended December 31, 2019
Segments	Browser and News	Fintech	Retail	Other	Total
Revenue
Revenue from contracts with customers	154,968	-	29,802	21,712	206,482
Other revenue	-	128,373	-	-	128,373
Total revenue	154,968	128,373	29,802	21,712	334,855

Cost of revenue	(2,642)	(29,759)	(29,836)	(11,754)	(73,991)
Marketing and distribution expenses	(64,685)	(8,464)	-	-	(73,150)
Credit loss expense (1)	(577)	(54,302)	-	-	(54,879)
Direct expenses	(67,904)	(92,525)	(29,836)	(11,754)	(202,019)
					-
Contribution by segment	87,064	35,848	(34)	9,958	132,835

(
1
)
For the Browser and News segment, Credit loss expense in the segment reporting is consistent with Credit loss expense in the Statement of Operations, while for the Fintech segment, Credit loss expense is consistent with Other changes in fair value of loans to customers in the Statement of Operations.

Other income, personnel expenses, depreciation and amortization, share of net income (loss) of associates and joint ventures, change in fair value of preferred shares in associates, finance income and expense, net foreign exchange gain (loss), income tax expense and other expenses are not
allocated to those segments as they are managed and monitored on a group basis.

[US$ thousands]	Year ended December 31,
Reconciliation	2017	2018	2019
Contribution by segment	92,115	121,036	132,835
Other income	5,460	-	-
Personnel expenses including share-based remuneration	(42,134)	(34,683)	(61,029)
Depreciation and amortization	(16,604)	(12,694)	(18,933)
Other expenses	(25,359)	(28,359)	(32,210)
Restructuring costs	(3,240)	-	-
Share of net income (loss) of associates and joint ventures	(1,670)	(3,248)	(3,818)
Change in fair value of preferred shares in associates	-	-	37,900
Finance income	1,054	1,637	10,530
Finance expense	(238)	(1,695)	(1,505)
Net foreign exchange gains (losses)	(1,881)	(354)	(269)
Net income (loss) before income taxes	7,504	41,641	63,500

Revenue

Set out below is the disaggregation of the Group’s revenue from contracts with customers. Origination fees and late interest from loans to customers are also presented as revenue in the Statement of Operations.

[US$ thousands]	Year ended December 31, 2017
Segments	Browser and News	Fintech	Retail	Other	Total
Type of goods or service
Search	68,192	-	-	-	68,192
Advertising	41,047	-	-	-	41,047
Airtime and handsets	-	-	-	-	-
Technology licensing and other revenue (1)	-	-	-	19,653	19,653
Total revenue from contracts with customers	109,239	-	-	19,653	128,892
Origination fees and late interest	-	-	-	-	-
Total revenue	109,239	-	-	19,653	128,892

[US$ thousands]	Year ended December 31, 2018
Segments	Browser and News	Fintech	Retail	Other	Total
Type of goods or service
Search	80,204	-	-	-	80,204
Advertising	58,240	-	-	-	58,240
Airtime and handsets	-	-	9,287	-	9,287
Technology licensing and other revenue (1)	-	-	-	22,890	22,890
Total revenue from contracts with customers	138,444	-	9,287	22,890	170,621
Origination fees and late interest	-	1,655	-		1,655
Total revenue	138,444	1,655	9,287	22,890	172,276

[US$ thousands]	Year ended December 31, 2019
Segments	Browser and News	Fintech	Retail	Other	Total
Type of goods or service
Search	86,155	-	-	-	86,155
Advertising	68,813	-	-	-	68,813
Airtime and handsets	-	-	29,802	-	29,802
Technology licensing and other revenue (1)	-	-	-	21,712	21,712
Total revenue from contracts with customers	154,968	-	29,802	21,712	206,482
Origination fees and late interest	-	128,373	-	-	128,373
Total revenue	154,968	128,373	29,802	21,712	334,855

(
1
)
 Technology licensing and other revenue in
2019
include
US$18,632
 thousand related to professional services provided to associates and other related parties of the Group (
2018:
US$18,319
 thousand and
2017:
US$3,216
 thousand).

The table below presents the revenue by customer location.

[US$ thousands]	Year ended December 31,
Revenue by customer location	2017	2018	2019
Ireland	63,152	76,791	81,637
Russia	18,251	17,356	17,265
India	-	1,549	98,504
Kenya	-	3,426	35,086
Other (1)	47,490	73,154	102,363
Total	128,893	172,276	334,855

(
1
)
No
other individual country exceeded
10%
of total revenue.

Revenue by country is based upon the customers' countries of domicile, which is not
necessarily an indication of where activities occur because the end-users of the Group's products are located worldwide.

The Group has
two
customer groups that each has exceeded
10%
of the Group's revenue in the periods below.

[US$ thousands]	Year ended December 31,
Customer groups	2017	2018	2019
Customer group 1	55,685	67,882	74,572
Customer group 2	16,604	17,017	17,758

Revenue from Customer group
1
includes both search and advertising services, while revenue from Customer group
2
includes only search services.

Other income

During
2017,
the Group entered into a set of agreements with
one
customer that included a sale of intellectual property, which had embedded technology licensed from Otello Corporation ASA, and certain time-restricted hosting services. The sale of intellectual property (IP), net of associated costs and the book value of the divested IP, and the costs of external technology required to enable the intellectual property to be transferred, is presented net as Other Income. Revenue related to the licensing of the Group's own IP and the revenues from hosting services are included in the Technology Licensing and other category

[US$ thousands]	Year ended December 31,
Other income	2017	2018	2019
Proceeds allocated to divestment of IP	7,800	-	-
Cost of technology license obtained from Otello Corporation ASA	(2,000)	-	-
Book value of associated capitalized development costs	(256)	-	-
Legal fees related to the divestment process	(84)	-	-
Total	5,460	-	-